Derivative Instruments - Additional Information (Details) kr in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 NOK (kr)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 NOK (kr)
Interest Rate Swap Contracts [Member]
Derivative Instruments
Notional amount	$ 415.8		$ 462.3
Carrying amount of derivative liabilities			$ 10.0
Carrying amount of derivative asset	15.3
Foreign Exchange Forward Contracts [Member]
Derivative Instruments
Notional amount | kr		kr 0.4		kr 0.0
Carrying amount of derivative liabilities	$ 0.4